Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES
Basis of accounting
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the Securities and Exchange Commission (the "SEC") on April 17, 2020.

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F.

Significant accounting policies
The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Company’s annual financial statements for the year ended December 31, 2019, with the exception of certain changes noted below.
ASU 2016-13 (ASC 326 Financial Instruments - Credit losses)
The Company has adopted this update effective January 1, 2020 using the modified retrospective transition approach. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The standard update did not materially impact the Condensed Consolidated Financial Statements on adoption or as of June 30, 2020.